Derivatives (Tables) - Coinshares International Limited [Member]	12 Months Ended
Dec. 31, 2025
Derivatives (Tables) [Line Items]
Schedule of Information Derivative Instruments

The following table summarizes information on derivative instruments by their location in the Consolidated Balance Sheets:

	Derivative Assets		Derivative Liabilities
	Consolidated Balance Sheets Location	Fair Value	Consolidated Balance Sheets Location	Fair value
Instrument:	December 31, 2025
Digital asset perpetuals and futures (DA settled)	Digital asset receivables	$30,124	Digital asset payables	$9
Digital asset futures (cash settled)	Prepaids and other current assets	395		—
OTC liabilities		—	Digital asset payables	13,291
CS Physical Certificate Liabilities		—	CS Physical Certificate Liabilities	2,041,154
XBT CS Physical Certificate Liabilities		—	XBT CS Physical Certificate Liabilities	1,279
Solana seed		—	Digital asset payables	155,074
Total		$30,519		$2,210,807

	December 31, 2024
Digital asset perpetuals and futures (DA settled)	Digital asset receivables	$2,129	Digital asset payables	$509
Digital asset futures (cash settled)		—	Trade and other payables	361
OTC liabilities		—	Digital asset payables	16,988
CS Physical Certificate Liabilities		—	CS Physical Certificate Liabilities	1,453,943
Solana seed		—	Digital asset payables	224,208
Total		$2,129		$1,696,009

Schedule of Gain/(losses) on Derivative Instruments

The impacts of gains/(losses) on derivative instruments recognized in the Consolidated Statements of Operations and Comprehensive Income were as follows:

	Consolidated Statements of Operations and Comprehensive Income Location	For the years ended December 31,
Instrument:		2025	2024	2023
Digital asset perpetuals and futures (DA settled)	Other operating gains/(losses)	$62,506	$18,689	$4,026
Cash-settled derivatives	Other operating gains/(losses)	(11,937)	(54,473)	21,294
OTC liabilities	Other operating gains/(losses)	6,030	(5,082)	(11,459)
CS Physical Certificate Liabilities and XBT CS Physical Certificate Liabilities	Gain/(loss) on certificate liabilities	635,929	(708,451)	(224,824)
Solana seed	Other operating gains/(losses)	95,644	(107,823)	(97,687)
Total		$788,172	$(857,140)	$(308,650)